Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Products	$ 19,120	$ 18,177	$ 15,994
Maintenance and Services	23,194	22,537	20,080
Total	42,314	40,714	36,074
Cost of revenues
Products	3,483	3,769	4,320
Services	1,609	1,614	1,556
Total	5,092	5,383	5,876
Gross profit	37,222	35,331	30,198
Research and development expenses, net	7,001	6,739	6,014
Selling, general and administrative expenses	24,677	24,453	22,053
Operating income	5,544	4,139	2,131
Financial income (expenses), net	(35)	(195)	97
Other expenses	(30)	(6)	(6)
Income before income taxes	5,479	3,938	2,222
Income taxes	(1,770)	(1,327)	(657)
Net income after income taxes	3,709	2,611	1,565
Less: Net loss (gain) attributable to the non controlling interest	(10)	57	26
Net income attributable to Cimatron's shareholders	$ 3,699	$ 2,668	$ 1,591
Net Income per share (basic and diluted)	$ 0.40	$ 0.29	$ 0.18
Weighted average number of shares outstanding
Basic earnings per share	9,323	9,252	9,000
Diluted earnings per share	9,337	9,292	9,000